Income tax - Schedule of deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax
Net balance	€ 1,194	€ 1,278
Recognized profit and loss	(9,588)	(84)
Recognized Equity	13,255
Net balance	4,865	1,194
Deferred tax assets	5,092	7,777
Deferred tax liability	(227)	(6,583)
Deferred Taxes Total	5,092	1,194
CureVac Corporate Services GmbH
Income tax
Recognized profit and loss	4,708	1,172
Intangible assets
Income tax
Net balance	(1,224)	(1,412)
Recognized profit and loss	2,817	188
Net balance	1,593	(1,224)
Deferred tax assets	2,476
Deferred tax liability	(883)	(1,224)
Property, plant and equipment
Income tax
Net balance	(3,439)	(2,774)
Recognized profit and loss	(700)	(665)
Net balance	(4,139)	(3,439)
Deferred tax assets	2
Deferred tax liability	(4,141)	(3,439)
Right of use-assets
Income tax
Net balance	(12,052)	(12,364)
Recognized profit and loss	419	312
Net balance	(11,633)	(12,052)
Deferred tax liability	(11,633)	(12,052)
Other assets
Income tax
Net balance		(90)
Recognized profit and loss		90
Inventories
Income tax
Net balance	52
Recognized profit and loss	(52)	52
Net balance		52
Deferred tax assets		52
Prepaid expenses and other assets
Income tax
Net balance	1,428	1,428
Recognized profit and loss	(816)
Net balance	612	1,428
Deferred tax assets	1,427	1,428
Deferred tax liability	(815)
Trade receivables
Income tax
Net balance	15	(47)
Recognized profit and loss	(855)	62
Net balance	(840)	15
Deferred tax assets		15
Deferred tax liability	(840)
Cash and cash equivalents
Income tax
Net balance	(11)	(1,014)
Recognized profit and loss	(388)	1,003
Net balance	(399)	(11)
Deferred tax assets	10	1
Deferred tax liability	(409)	(12)
Share-based payments
Income tax
Net balance	496	3,994
Recognized profit and loss	2,565	(3,498)
Recognized Equity	(131)
Net balance	2,930	496
Deferred tax assets	2,930	496
Lease liabilities (Non-current)
Income tax
Net balance	10,500	10,514
Recognized profit and loss	(625)	(14)
Net balance	9,875	10,500
Deferred tax assets	9,875	10,500
Other liabilities (Non-current)
Income tax
Net balance	(67)	51
Recognized profit and loss	1,610	(118)
Net balance	1,544	(67)
Deferred tax assets	1,781
Deferred tax liability	(238)	(67)
Trade and other payables
Income tax
Net balance	(142)	(184)
Recognized profit and loss	(479)	42
Net balance	(621)	(142)
Deferred tax liability	(621)	(142)
Lease liabilities (Current)
Income tax
Net balance	1,193	1,345
Recognized profit and loss	343	(152)
Net balance	1,536	1,193
Deferred tax assets	1,536	1,193
Other liabilities (Current)
Income tax
Net balance	(88)	420
Recognized profit and loss	383	(508)
Net balance	295	(88)
Deferred tax assets	540	49
Deferred tax liability	(244)	(137)
Tax losses carried forward
Income tax
Net balance	4,533	1,411
Recognized profit and loss	(13,808)	3,122
Recognized Equity	13,386
Net balance	4,112	4,533
Deferred tax assets	4,112	4,533
Netting
Income tax
Deferred tax assets	19,597	10,490
Deferred tax liability	€ (19,597)	€ (10,490)